Debt (Maturities of debt financings) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Maturities of Long-term Debt [Abstract]
2022	$ 3,982,938
2023	7,329,640
2024	8,910,800
2025	6,130,155
2026	5,939,562
Thereafter	18,249,021
Total outstanding indebtedness, excluding fair value adjustments, debt issuance costs and debt discounts	50,542,116
Amortization of debt issuance costs, debt discount, debt premium and lease premium	$ 65,800	$ 57,200	$ 69,500